Annual Total Returns[BarChart] - Victory RS International VIP Series - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.65%)	18.35%	20.11%	(5.30%)	0.84%	1.60%	25.68%	(10.66%)	22.79%	6.24%